Related party and employee transactions (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Due from related party	$ 81,998,191	$ 125,374,349
Advances to employees	$ 1,638,292	$ 50,057